Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Revenues	$ 46,017	$ 13,942
Cost of revenue	(22,530)	(6,081)
Gross profit	23,487	7,861
Selling, general and administrative expenses	1,055,055	930,907
Research and development	391,336	351,050
Depreciation and amortization	7,924	2,730
Total operating expenses	1,454,315	1,284,687
Operating loss	(1,430,828)	(1,276,826)
Other (expense) income:
Interest expense	(953,636)	(406,325)
Change in derivative liability	265,600
Grant income	58,788	38,758
Total Other (expense) income	(629,248)	(367,567)
Net loss	(2,060,076)	(1,644,393)
Net loss attributable to noncontrolling interest	(63,256)	(66,972)
Net loss attributable to common shareholders	$ (1,996,820)	$ (1,577,421)
Loss per share attributable to stockholders – basic and diluted (in dollars per share)	$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding: (in shares)	94,444,945	85,847,219
Foreign translation adjustment	$ (11,376)	$ (9,318)
Comprehensive loss	(2,071,452)	(1,653,711)
Comprehensive loss attributable to noncontrolling interest	(63,256)	(66,972)
Comprehensive loss attributable to stockholders	$ (2,008,196)	$ (1,586,739)